2. Basis of Preparation and Statement of Compliance: Functional and Presentation Currency (Policies)	12 Months Ended
Jul. 31, 2019
Policies
Functional and Presentation Currency

Functional and Presentation Currency

These financial statements are presented in Canadian dollars. The functional currency of each entity is determined using the currency of the primary economic environment in which the entity operates. The Company’s functional currency, as determined by management, is the Canadian dollar. The Company’s US subsidiaries functional currencies, as determined by management, are the United States dollar.